Interest and Finance Costs	12 Months Ended
Dec. 31, 2025
Interest And Finance Costs
Interest and Finance Costs

14. Interest and Finance Costs:

The amounts in the accompanying Consolidated Statements of Comprehensive Income are analyzed as follows:

	Year ended December 31,
	2023	2024	2025
Interest on long-term debt (Note 8)	$5,483	$6,259	$5,477
Interest on Promissory Note (Note 3)	69	—	—
Amortization and write-off of financing costs	247	238	226
Financing fees and charges	36	32	72
Total	$5,835	$6,529	$5,775

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share